Income Taxes (Details) - USD ($) $ in Thousands		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income taxes		$ 2,501	$ (34,264)		$ (26,325)	$ (17,825)
Noble Finance Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tax expense (benefit) related to Non-US reserve		1,700	42,000		7,800
Income tax expense related to reorganization and fresh start adjustments		2,500
Tax benefits related to US tax refund			12,600
Reserves for uncertain tax positions	$ 74,989	42,045	74,989	$ 74,989	42,501
Amount provision for income taxes reduced if reserves not realized	53,600		53,600	53,600
Income tax benefit from CARES Act					39,000
Interest and penalties resulted in an income tax expense		100	6,700		24,100	3,000
Tax expense related to a change in valuation allowance					31,100
Income Tax Expense (Benefit)		(3,400)	(400)		(260,400)
Tax benefit related to US reserve			24,300		111,900
Tax benefits related to non-US refund claim			1,900
Tax benefits related to deferred tax adjustments			1,200
Tax expenses (benefits) related to various recurring items		2,600	21,200		47,300
Tax benefits related to tax effect from asset impairments					99,700
Tax benefit related to non-US reserve due to statute expiration					4,600
Tax benefit related to internal restructuring, net of valuation allowance adjustment					17,900
Tax expenses related to a return-to-provision adjustment and valuation allowance adjustment					21,200
Deferred income taxes		$ 2,501	$ (34,264)		$ (26,325)	$ (17,825)
Available deferred tax benefit				1,800,000
Deferred tax Assets net of valuation allowance increase during period				23,300
Noble Finance Company [Member] | UK Tax Authority
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tax benefits related to deferred tax assets previously not recognized	$ 22,800
Noble Finance Company [Member] | Foreign tax authority
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income taxes				$ 22,800